Submission	Jul. 29, 2025
Submission [Line Items]
Central Index Key	0001311370
Registrant Name	Lazard, Inc.
Registration File Number	333-285808
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES